CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	$ 1,216,675	$ 1,046,835
Other financial assets	503,515	101,138
Other non-financial assets	191,364	108,368
Trade and other accounts receivable	1,008,109	881,770
Accounts receivable from related entities	19,523	724
Inventories	477,789	287,337
Current tax assets	33,033	41,264
Total current assets other than non-current assets (or disposal groups) classified as held for sale	3,450,008	2,467,436
Non-current assets (or disposal groups) classified as held for sale	86,416	146,792
Total current assets	3,536,424	2,614,228
Non-current assets
Other financial assets	15,517	15,622
Other non-financial assets	148,378	125,432
Accounts receivable	12,743	12,201
Intangible assets other than goodwill	1,080,386	1,018,892
Property, plant and equipment	8,411,661	9,489,867
Deferred tax assets	5,915	15,290
Total non-current assets	9,674,600	10,677,304
Total assets	13,211,024	13,291,532
Current liabilities
Other financial liabilities	802,841	4,453,451
Trade and other accounts payables	1,627,992	4,839,251
Accounts payable to related entities	12	661,602
Other provisions	14,573	27,872
Current tax liabilities	1,026	675
Other non-financial liabilities	2,642,251	2,332,576
Total current liabilities	5,088,695	12,315,427
Non-current liabilities
Other financial liabilities	5,979,039	5,948,702
Accounts payable	326,284	472,426
Other provisions	927,964	712,581
Deferred tax liabilities	344,625	341,011
Employee benefits	93,488	56,233
Other non-financial liabilities	420,208	512,056
Total non-current liabilities	8,091,608	8,043,009
Total liabilities	13,180,303	20,358,436
EQUITY
Share capital	13,298,486	3,146,265
Retained earnings/(losses)	(7,501,896)	(8,841,106)
Treasury Shares	(178)	(178)
Other equity	39
Other reserves	(5,754,173)	(1,361,529)
Parent’s ownership interest	42,278	(7,056,548)
Non-controlling interest	(11,557)	(10,356)
Total equity	30,721	(7,066,904)
Total liabilities and equity	$ 13,211,024	$ 13,291,532